Restructuring, Impairments and Gains on Sale	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring, Impairments and Gains on Sale
Note 5. Restructuring, Impairments and Gains on Sale
In September 2019, the Company initiated an operational restructuring program that included a change in executive leadership and plans for cost reductions that aim to improve the Company's operating performance. Since 2019, the Company has made significant progress toward its operational restructuring goals including divesting or winding down various non-core operations not directly related to its core space-as-a-service offering, significant reductions in costs associated with selling, general and administrative expenses, and improvements to its operating performance through efforts in right-sizing its real estate portfolio to better match supply with demand in certain markets. During the year ended December 31, 2022, the Company terminated leases associated with a total of 35 previously opened locations and 5 pre-open locations compared to 98 previously opened locations and 8 pre-open locations terminated during the year ended December 31, 2021, and 24 previously opened locations and 82 pre-open locations terminated during the year ended December 31, 2020, bringing the total terminations since the beginning of the restructuring to 252.
In conjunction with the efforts to right-size its real estate portfolio, since 2019 the Company has also successfully amended over 500 leases for a combination of partial terminations to reduce its leased space, rent reductions, rent deferrals, offsets for tenant improvement allowances and other strategic changes. These amendments and full and partial lease terminations have resulted in an estimated reduction of approximately $10.7 billion in total future undiscounted fixed minimum lease cost payments that were scheduled to be paid over the life of the original executed lease agreements, including changes to the obligations of ChinaCo, which occurred during the period it was consolidated. Over 70 of these amendments were executed during the year ended December 31, 2022, reducing the total future undiscounted fixed minimum lease cost payments by an estimated $1.7 billion.
The Company anticipates that there may be additional impairment, restructuring and related costs during 2023, consisting primarily of lease termination charges, other exit costs and costs related to ceased use buildings, as the Company is still in the process of finalizing its operational restructuring plans. Management is continuing to evaluate the Company's real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases.
Restructuring and other related (gains) costs totaled $(200) million, $434 million and $207 million during the years ended December 31, 2022, 2021 and 2020, respectively. The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Employee terminations (1)	$32	$558	$192
Ceased use buildings	67	140	—
Gains on lease terminations, net	(329)	(311)	(37)
Other, net	30	47	52
Total	$(200)	$434	$207

(1)In connection with the Settlement Agreement, as described in Note 27, SBG purchased 24,901,342 shares of Class B Common Stock of the Company from We Holdings LLC, which is Mr. Neumann's affiliated investment vehicle, for a price per share of $23.23, representing an aggregate purchase price of approximately $578 million. The Company recorded $428 million of restructuring and other related (gains) costs in its Consolidated Statements of Operations for the year ended December 31, 2021, which represents the excess between the amount paid from a principal shareholder of the Company to We Holding LLC and the fair value of the stock purchased. Also, in connection with the Settlement Agreement, the WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00. In connection with the Settlement Agreement, WeWork Inc. received a third-party valuation of fair market value of the WeWork Partnerships Profits Interest Units, which confirmed that no upward adjustment was needed. As a result of this modification, the Company recorded $102 million of restructuring and other related (gains) costs in its Consolidated Statements of Operations for the year ended December 31, 2021. See Note 10 for details on the conversion of WeWork Partnerships Profits Interests Units.
As of December 31, 2022 and 2021, net restructuring liabilities totaled approximately $53 million and $79 million, respectively, including $47 million and $76 million, respectively, in Accounts payable and accrued expenses and, $9 million and $6 million, respectively, in Other liabilities, net of $3 million and $3 million, respectively, in receivables from landlords in connection with lease terminations, included in other current assets in the Consolidated Balance Sheets. A reconciliation of the beginning and ending restructuring liability balances is as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Restructuring liability — Balance at beginning of period	$79	$29
Restructuring and other related (gains) costs expensed during the period	(200)	434
Cash payments of restructuring liabilities, net (1)	(213)	(424)
Non-cash impact — primarily asset and liability write-offs and stock-based compensation	387	40
Restructuring liability — Balance at end of period	$53	$79

(1)Includes cash payments received from landlords for terminated leases of $22 million and $18 million for the years ended December 31, 2022 and 2021, respectively.
In connection with the operational restructuring program and related changes in the Company's leasing plans and planned or completed disposition or wind down of certain non-core operations and projects, the Company has also recorded various other non-routine write-offs, impairments and gains on sale of goodwill, intangibles and various other long-lived assets.
During the years ended December 31, 2022 and 2021, the Company also performed its quarterly impairment assessment for long-lived assets. As a result of macroeconomic events such as the COVID-19 pandemic and the ongoing conflict between Russia and Ukraine and the resulting declines in revenue and operating income experienced by certain locations as of December 31, 2022 and 2021, WeWork identified certain assets whose carrying value was now deemed to have been partially impaired. The Company evaluated its estimates and assumptions related to its locations’ future performance and performed a comprehensive review of its locations’ long-lived assets for impairment, including both property and equipment and operating lease right-of-use assets, at an individual location level. Key assumptions used in estimating the fair value of WeWork's location assets in connection with the Company's impairment analyses are revenue growth, lease costs, market rental rates, changes in local real estate markets in which we operate, inflation, and the overall economics of the real estate industry. The Company's assumptions account for the estimated impact of the COVID-19 pandemic and the ongoing conflict between Russia and Ukraine. During the years ended December 31, 2022, 2021 and 2020, the Company recorded $147 million, $117 million and $345 million, respectively, in impairments, primarily as a result of decreases in projected cash flows primarily attributable to the impact of COVID-19.
Non-routine gains and impairment charges totaled $625 million, $870 million, and $1,356 million during the years ended December 31, 2022, 2021 and 2020, respectively, and are included on a net basis as impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations. The details of these net charges are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Impairment and write-off of long-lived assets associated with restructuring	$442	$754	$797
Impairment expense, other	147	117	345
Impairment of intangible assets	36	—	—
Loss on ChinaCo Deconsolidation (See Note 10)	—	—	153
Impairment of assets held for sale	—	—	120
Gain on sale of assets	—	(1)	(59)
Total	$625	$870	$1,356

The table above excludes certain routine impairment charges for property and equipment write-offs relating to excess, obsolete, or slow-moving inventory of furniture and equipment, early termination of leases and cancellation of other deals or projects occurring in the ordinary course of business totaling none, none and $3 million, respectively, during the years ended December 31, 2022, 2021 and 2020, respectively, included in selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.
In connection with the Company's operational restructuring program, the Company has divested or wound down certain non-core operations not directly related to its space-as-a-service during the years ended December 31, 2021 and 2020. There were no dispositions or goodwill impairments during the year ended December 31, 2022.
In January 2020, the Company sold Teem for total cash consideration of $51 million. The Company recorded a gain on the sale of $37 million, included in impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020.
In March 2020, the Company sold Managed by Q for total cash consideration of $28 million. Of the total consideration, $2.5 million was heldback at closing and was included as a disposition proceeds holdback receivable within other current assets on the Consolidated Balance Sheets as of December 31, 2020. As of December 31, 2021, $2 million of the holdback was released and $0.3 million included as a disposition proceeds holdback receivable within other current assets on the accompanying Consolidated Balance Sheets. The Company recorded a gain on the sale in the amount of $10 million, included in impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020. The gain on sale in 2020 was recognized after a $21 million impairment of intangible assets and a $145 million impairment of goodwill associated with Managed by Q that was recorded during the year ended December 31, 2019.
In March 2020, the Company also sold 91% of the equity of Meetup for total cash consideration of $10 million and the remaining 9% was retained by the Company. Upon closing, Meetup was deconsolidated and the Company's 9% interest in the equity of Meetup is reflected within equity method and other investments on the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020. Prior to the sale, the Company recorded an impairment loss of $26 million on the assets held for sale, included in Impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020.
In March 2020, the Company completed the sale of the real estate investment held by the 424 Fifth Venture and recognized an impairment loss on the assets sold totaling $54 million, included in impairment expense/(gain on sale) of goodwill, intangibles and other assets on the accompanying Consolidated Statements of Operations during the year ended December 31, 2020. Of the total consideration, $15 million was heldback at closing of which $5 million and $10 million was received, respectively during the year ended December 31, 2022 and 2021. See Note 10 for further details.
In May 2020, the Company sold SpaceIQ for a total cash consideration of $10 million. Prior to the sale, the Company recorded an impairment loss of $23 million, on the assets held for sale, included in impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020.
In July 2020, the Company sold certain non-core corporate equipment for total cash consideration of $46 million. Prior to the sale, the Company recorded an impairment loss of $14 million on the assets held for sale, included in impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020.
In August 2020, the Company sold Flatiron LLC, Designation Labs LLC, SecureSet Academy LLC, Flatiron School UK Limited and Flatiron School Australia Pty Ltd (collectively "Flatiron") for total cash consideration of $29 million. Prior to the sale, the Company recorded an impairment loss of $3 million, during the year ended December 31, 2020, and also recorded a gain on sale of $6 million during the year ended December 31, 2020 included in impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations. Arthur Minson, WeWork’s former Co-Chief Executive Officer, is an investor in the entity that Carrick used to purchase Flatiron. In connection with the sale, the Company waived certain non-compete obligations for Mr. Minson to allow him to serve on the board of, and also invest in, Flatiron.
During 2020, the Company sold the assets of two other non-core companies for total cash consideration of $2 million and a promissory note of $3 million. The promissory note receivable is included within equity method and other investments on the accompanying Consolidated Balance Sheets as of December 31, 2020, and was repaid during the year ended December 31, 2021. Prior to the classification as held for sale, the Company recorded an impairment loss on certain of these assets totaling $18 million and then recorded a gain on the ultimate sale totaling $3 million, both included as a component of impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020.